Maturity [Member] Expense Example - iShares iBonds Dec 2031 Term Muni Bond ETF - iShares iBonds Dec 2031 Term Muni Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 5 Years	$ 119